UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity & Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ms. Laura Garcia
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

877-785-0367
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2015

Date of reporting period:  October 31, 2014

Item 1. Schedule of Investments.

The Mexico Equity and Income Fund, Inc.
Schedule of Investments
October 31, 2014 (Unaudited)

MEXICO - 98.53%	Shares	Value

COMMON STOCKS - 89.68%
Airports - 2.64%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	659,862	$3,287,489
Beverages - 4.74%
Arca Continental, S.A.B. de C.V.	372,704	2,400,141
Fomento Economico Mexicano, S.A.B. de C.V.	363,000	3,491,377
		5,891,518
Building Materials - 6.18%
Cemex, S.A.B. de C.V. CPO (a)	6,239,318	7,686,645
Cable & Satellite - 6.58%
Megacable Holdings, S.A.B. de C.V.	1,787,451	8,188,460
Chemical Products - 1.99%
Alpek, S.A.B. de C.V.	412,993	730,530
Mexichem, S.A.B. de C.V.	426,648	1,745,403
		2,475,933
Construction and Infrastructure - 8.72%
Impulsora del Desarrollo y el Empleo en America Latina, S.A.B. de C.V. (a)	1,626,914	5,144,268
Promotora y Operadora de Infraestructura, S.A.B. de C.V. (a)	415,231	5,704,155
		10,848,423
Consumer Discretionary - 2.53%
Rassini, S.A.B. de C.V. (a)	886,650	3,151,217
Consumer Staples - 3.77%
Coca-Cola Femsa, S.A.B. de C.V.	208,750	2,202,329
Grupo Bimbo, S.A.B. de C.V.	851,800	2,491,592
		4,693,921
Energy - 2.40%
Infraestructura Energetica Nova, S.A.B. de C.V.	487,334	2,982,721
Financial Groups - 10.99%
Banregio Grupo Financiero, S.A.B. de C.V.	455,393	2,633,696
Compartamos, S.A.B. de C.V.	878,544	1,956,561
Credito Real, S.A.B. de C.V.	980,288	2,520,194
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	693,408	4,448,419
Grupo Financiero Interacciones, S.A.B de C.V.	258,702	2,107,654
		13,666,524
Food Manufacturing - 4.05%
Gruma, S.A.B. de C.V.	260,517	2,868,807
Grupo Lala, S.A.B. de C.V.	943,395	2,164,738
		5,033,545
Holding Companies - 6.51%
Alfa, S.A.B. de C.V. - Series A	1,395,768	4,447,594
Grupo Carso, S.A.B. de C.V.	639,718	3,655,056
		8,102,650
Hotels, Restaurants, and Recreation - 7.83%
Alsea, S.A.B. de C.V. - Series A (a)	662,700	2,069,853
Grupe, S.A.B. de C.V. (a)	1,980,127	4,705,398
Grupo Sanborns, S.A.B. de C.V.	585,300	936,654
Grupo Sports World, S.A.B. de C.V. (a)	1,062,512	2,023,043
		9,734,948
Insurance Services - 3.16%
Qualitias Controladora, S.A.B. de C.V.	1,519,747	3,930,774
Mining - 2.21%
Grupo Mexico, S.A.B. de C.V. - Series B	800,904	2,751,904
Real Estate Services - 2.67%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	1,514,340	3,324,154
Retail - 2.33%
Corporativo Fragua, S.A.B. de C.V.	47,287	853,299
El Puerto de Liverpool, S.A.B. de C.V.	174,482	2,047,074
		2,900,373

Specialty Pharmaceuticals - 1.30%
Genomma Lab Internacional, S.A.B. de C.V. (a)	638,800		1,612,387
Telecommunication Services - 9.08%
America Movil, S.A.B. de C.V. - Series L	9,261,500		11,299,838
TOTAL COMMON STOCKS (Cost $91,267,173)			111,563,424

CAPITAL DEVELOPMENT CERTIFICATES - 2.06%
Atlas Discovery Trust II (b)	300,000		2,561,511
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,190,759)			2,561,511

ASSET BACKED SECURITIES - 0.31%
Nafin (Infonavit - Banamex)
3.460%, 10/21/2041	11,034		380,881
TOTAL ASSET BACKED SECURITIES (Cost $329,274)			380,881

MORTGAGE BACKED SECURITIES - 1.36%
Nafin (Infonavit)
4.950%, 03/22/2039	58,600		1,692,254
TOTAL MORTGAGE BACKED SECURITIES (Cost $1,644,233)			1,692,254

REAL ESTATE INVESTMENT TRUSTS - 4.95%
Fibra Uno Administracion, S.A. de C.V.	901,718		3,133,790
Mexico Real Estate Management S.A. de C.V.	1,027,400		1,866,162
PLA Administradora Industrial S de R.L. de C.V.	500,000		1,158,823
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,956,483)			6,158,775
	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.17%
Mexican BANOBRA
0.00% Coupon, 3.098% Effective Yield, 11/03/2014 (c)	2,900,000	*	215,317
TOTAL SHORT-TERM INVESTMENTS (Cost $216,024)			215,317

TOTAL MEXICO (Cost $101,603,946)			122,572,162

UNITED STATES - 1.65%	Shares		Value

COMMON STOCKS - 1.51%
Retail - 1.51%
First Cash Financial Services, Inc. (a)	31,800		1,878,220
TOTAL COMMON STOCKS (Cost $1,864,572)			1,878,220

INVESTMENT COMPANIES - 0.14%
First American Treasury Obligation - Class A	169,133		169,133
TOTAL INVESTMENT COMPANIES (Cost $169,133)			169,133

Total Investments (Cost $103,637,651) - 100.18%			124,619,515
Liabilities in Excess of Other Assets - (0.18)%			(224,594)
TOTAL NET ASSETS - 100.00%			$124,394,921

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	The Adviser has determined these securities to be illiquid. The total value of illiquid securities at October 31, 2014 was $2,561,511, comprising 2.06% of net assets, while the remainder of the Fund's net assets 97.94% were liquid.
(c)	Effective yield based on the purchase price. The calculation assumes the security is held to maturity.

* Principal amount in Mexican Pesos.

The cost basis of investments for federal income tax purposes at October 31, 2014 was as follows:

Cost of investments**	$103,637,651
Gross unrealized appreciation	21,352,207
Gross unrealized depreciation	(370,343)
Net unrealized appreciation	$20,981,864

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant accounting policies are as follows:

Portfolio Valuation: Investments are stated at value. All securities for which market quotations are readily available are valued at the last sales price prior to the time of determination of net asset value, or, if no sales price is available at that time, at the closing price last quoted for the securities. If there are no such closing prices, the value shall be the most recent bid quotation as of the valuation time. If there is no such bid quotation, the security shall be valued at the most recent asked quotation at the valuation time.
Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices.
Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term to maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days. Other assets and securities for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Directors. These methods include, but are not limited to, the fundamental analytical data relating to the investment; the nature and duration of restrictions in the market in which they are traded (including the time needed to dispose of the security, methods of soliciting offers and mechanics of transfer); the evaluation of the forces which influence the market in which these securities may be purchased or sold, including the economic outlook and the condition of the industry in which the issuer participates. The Fund has a Valuation
Committee comprised of independent directors which oversees the valuation of portfolio securities.

The Valuation Committee of the Fund shall meet to consider any fair valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;
trading activity and prices of similar securities or financial instruments.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of October 31, 2014:

		Level 1*	Level 2*	Level 3	Total
Equity
Airports		$3,287,489	$-	$-	$3,287,489
Beverages		5,891,518	-	-	5,891,518
Building Materials		7,686,645	-	-	7,686,645
Capital Development Certificates		-	-	2,561,511	2,561,511
Cable & Satellite		8,188,460	-	-	8,188,460
Chemical Products		2,475,933	-	-	2,475,933
Construction and Infrastructure		10,848,423	-	-	10,848,423
Consumer Discretionary		3,151,217	-	-	3,151,217
Consumer Staples		4,693,921	-	-	4,693,921
Energy		2,982,721	-	-	2,982,721
Financial Groups		13,666,524	-	-	13,666,524
Food Manufacturing		5,033,545	-	-	5,033,545
Holding Companies		8,102,650	-	-	8,102,650
Hotels, Restaurants, and Recreation		9,734,948	-	-	9,734,948
Insurance Services		3,930,774	-	-	3,930,774
Mining		2,751,904	-	-	2,751,904
Real Estate Services		3,324,154	-	-	3,324,154
Retail		4,778,593		-	4,778,593
Specialty Pharmaceuticals		1,612,387	-	-	1,612,387
Telecommunication Services		11,299,838	-	-	11,299,838
Total Equity		$113,441,644	$-	$2,561,511	$116,003,155

Real Estate Investment Trusts		$6,158,775	$-	$-	$6,158,775

Asset Backed Securities		$-	$380,881	$-	$380,881

Mortgage Backed Securities		$-	$1,692,254	$-	$1,692,254

Short-Term Investments		$169,133	$215,317	$-	$384,450
Total Investments in Securities		$119,769,552	$2,288,452	$2,561,511	$124,619,515

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended October 31, 2014.

*There were no transfers between levels 1 and 2 during the period. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description					Investments in Securities
Balance as of July 31, 2014					$2,631,578
Acquisition/Purchase					-
Sales					-
Realized gain					-
Change in unrealized appreciation (depreciation)					(70,067)
Balance as of October 31, 2014					$2,561,511

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2014:
	Fair Value October 31, 2014		Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Capital Development Certificates	$ 2,561,511		Market Comparables/ Sum of the Parts Valuation	Liquidity Discount	Decrease

1
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

2
This column represents the directional change in the fair value of the Level 3 investment that would result from increases to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Mexico Equity & Income Fund, Inc.

By (Signature and Title)    /s/ Maria Eugenia Pichardo
                                          Maria Eugenia Pichardo, President

Date December 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Maria Eugenia Pichardo
                                              Maria Eugenia Pichardo, President

Date      December 15, 2014

By (Signature and Title)*      /s/ Laura Garcia
                                              Laura Garcia, Chief Financial Officer

Date     December 15, 2014

* Print the name and title of each signing officer under his or her signature.